Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Trade Accounts Receivable [Line Items]
Trade accounts receivable contract assets	R$ 3,229	R$ (1,470)
Write-offs of accounts receivable	600		R$ 700
Trade Receivables [Member]
Trade Accounts Receivable [Line Items]
Trade accounts receivable contract assets	R$ 1,300		R$ 4,700